Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Entity Registrant Name	NatWest Group plc
Entity Central Index Key	0000844150
Document Type	20-F
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Incorporation, State or Country Code	X0
Entity File Number	001-10306
Entity Address, Address Line One	Gogarburn
Entity Address, Address Line Two	PO Box 1000
Entity Address, City or Town	Edinburgh
Entity Address, Country	GB
Entity Address, Postal Zip Code	EH12 1HQ
Entity Interactive Data Current	Yes
Entity Well-known Seasoned Issuer	No
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
ICFR Auditor Attestation Flag	true
Auditor Name	Ernst & Young LLP
Auditor Firm ID	1438
Auditor Location	London, United Kingdom
Document Financial Statement Error Correction [Flag]	false
Chief Governance Officer and Company Secretary
Document Information [Line Items]
Entity Address, Address Line One	Gogarburn
Entity Address, Address Line Two	PO Box 1000
Entity Address, City or Town	Edinburgh
Entity Address, Country	GB
Entity Address, Postal Zip Code	EH12 1HQ
Contact Personnel Name	Jan Cargill
City Area Code	+44 (0)
Local Phone Number	370 702 0135
American Depositary Shares, each representing 2 ordinary shares, nominal value £1 per share
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing 2 ordinary shares, nominal value £1.0769 per share
Trading Symbol	NWG
Security Exchange Name	NYSE
Ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, nominal value £1.0769 per share*
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	8,991,736,976
No Trading Symbol Flag	true
4.269% Fixed Rate / Floating Rate Senior Notes due 2025
Document Information [Line Items]
Title of 12(b) Security	4.269% Fixed Rate / Floating Rate Senior Notes due 2025
Trading Symbol	NWG25
Security Exchange Name	NYSE
1.642% Senior Callable Fixed-to-Fixed Reset Rate Notes due 2027
Document Information [Line Items]
Title of 12(b) Security	1.642% Senior Callable Fixed-to-fixed Reset Rate Notes due 2027
Trading Symbol	NWG27
Security Exchange Name	NYSE
5.516% Senior Callable Fixed-to-fixed Reset Rate Notes due 2028
Document Information [Line Items]
Title of 12(b) Security	5.516% Senior Callable Fixed-to-fixed Reset Rate Notes due 2028
Trading Symbol	NWG/28A
Security Exchange Name	NYSE
7.472% Callable Fixed-to-fixed Reset Rate Senior Notes due 2026
Document Information [Line Items]
Title of 12(b) Security	7.472% Callable Fixed-to-fixed Reset Rate Senior Notes due 2026
Trading Symbol	NWG26A
Security Exchange Name	NYSE
5.808% Senior Callable Fixed-to-fixed Reset Rate Notes due 2029
Document Information [Line Items]
Title of 12(b) Security	5.808% Senior Callable Fixed-to-fixed Reset Rate Notes due 2029
Trading Symbol	NWG29B
Security Exchange Name	NYSE
6.016% Senior Callable Fixed-to-fixed Reset Rate Notes due 2034
Document Information [Line Items]
Title of 12(b) Security	6.016% Senior Callable Fixed-to-fixed Reset Rate Notes due 2034
Trading Symbol	NWG34
Security Exchange Name	NYSE
5.847% Senior Callable Fixed-to-fixed Reset Rate Notes due 2027
Document Information [Line Items]
Title of 12(b) Security	5.847% Senior Callable Fixed-to-fixed Reset Rate Notes due 2027
Trading Symbol	NWG27A
Security Exchange Name	NYSE
3.073% Callable Fixed-to-fixed Reset Rate Senior Notes due 2028
Document Information [Line Items]
Title of 12(b) Security	3.073% Callable Fixed-to-fixed Reset Rate Senior Notes due 2028
Trading Symbol	NWG28
Security Exchange Name	NYSE
4.892% Fixed Rate / Floating Rate Senior Notes due 2029
Document Information [Line Items]
Title of 12(b) Security	4.892% Fixed Rate / Floating Rate Senior Notes due 2029
Trading Symbol	NWG29
Security Exchange Name	NYSE
5.076% Fixed Rate / Floating Rate Senior Notes due 2030
Document Information [Line Items]
Title of 12(b) Security	5.076% Fixed Rate / Floating Rate Senior Notes due 2030
Trading Symbol	NWG30
Security Exchange Name	NYSE
4.445% Fixed Rate / Floating Rate Senior Notes due 2030
Document Information [Line Items]
Title of 12(b) Security	4.445% Fixed Rate / Floating Rate Senior Notes due 2030
Trading Symbol	NWG30A
Security Exchange Name	NYSE
5.125% Subordinated Tier 2 Notes due 2024
Document Information [Line Items]
Title of 12(b) Security	5.125% Subordinated Tier 2 Notes due 2024
Trading Symbol	NWG24
Security Exchange Name	NYSE
3.754% Fixed-to-fixed Reset Rate Subordinated Tier 2 Notes due 2029
Document Information [Line Items]
Title of 12(b) Security	3.754% Fixed-to-fixed Reset Rate Subordinated Tier 2 Notes due 2029
Trading Symbol	NWG29A
Security Exchange Name	NYSE
3.032% Fixed-to-fixed Reset Rate Subordinated Tier 2 Notes due 2035
Document Information [Line Items]
Title of 12(b) Security	3.032% Fixed-to-fixed Reset Rate Subordinated Tier 2 Notes due 2035
Trading Symbol	NWG35
Security Exchange Name	NYSE
11% Cumulative Preference Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	240,686
5 1/2% Cumulative Preference Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	242,454